Securitisations and Covered Bonds (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of securitisations and covered bonds [abstract]
Analysis of Securitisations and Covered Bonds

	30 June 2020	31 December 2019
	£m	£m
Mortgage-backed master trust structures:
–Holmes	3,603	4,262
–Fosse	3,000	3,708
–Langton	3,142	3,076
	9,745	11,046
Other asset-backed securitisation structures:
–Motor	321	490
–Auto ABS UK Loans	1,490	1,532
	1,811	2,022
Total securitisation programmes	11,556	13,068
Covered bond programmes
–Euro 35bn Global Covered Bond Programme	26,709	23,323
Total securitisation and covered bond programmes	38,265	36,391

Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme
The following table sets out the internal and external issuances and redemptions in H120 and H119 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	H120	H119	H120	H119	H120	H119	H120	H119
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Mortgage-backed master trust structures:
–Holmes	—	—	—	—	0.1	—	0.5	0.8
Other asset-backed securitisation structures:
–Motor	—	—	—	—	0.1	0.1	0.1	0.2
–Auto ABS UK Loans	—	—	—	—	—	—	0.1	0.1
Covered bond programme	—	—	3.0	1.9	—	—	1.8	—
	—	—	3.0	1.9	0.2	0.1	2.5	1.1